Provisions for other liabilities - Narrative (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Tax, labor, civil, administrative and other proceedings
Disclosure of contingent liabilities [line items]
Contingent liabilities	$ 64.0	$ 75.6